Financial instruments and financial risk management - Financial assets and liabilities that are denominated in CAD (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Financial instruments and financial risk management
Financial assets and liabilities	$ (1,208,829)	$ 440,276
Cash and cash equivalents.
Financial instruments and financial risk management
Financial assets and liabilities	683,268	2,867,716
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	82,104	81,176
Receivables
Financial instruments and financial risk management
Financial assets and liabilities	75,843	242,953
Lease liabilities
Financial instruments and financial risk management
Financial assets and liabilities	(1,056,804)	(1,429,629)
Trade payables.
Financial instruments and financial risk management
Financial assets and liabilities	$ (993,240)	$ (1,321,940)